Financial assets sold under repurchase agreements – Summary of Disclosure Of Detailed Information of Repurchase And Reverse Repurchase Agreements Explanatory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Notes and other explanatory information [abstract]
Principal	¥ 782,397	¥ 1,306,996	¥ 3,343,950
Accrued interest	62	399
Current deposits from customers	¥ 782,459	¥ 1,307,395	¥ 3,343,950	¥ 620,297